Advances from the Federal Home Loan Bank of New York	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Advances from the Federal Home Loan Bank of New York

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

At December 31, 2016, the Company had fixed-rate advances from the FHLBNY of $85.4 million, with maturity dates through 2022 and interest rates ranging from 1.60% to 5.87%. These advances require quarterly interest payments and balloon principal payments at maturity. At December 31, 2015, the Company had fixed-rate advances from the FHLBNY of $85.6 million, with maturity dates through 2022 and interest rates ranging from 1.60% to 5.87%. The weighted average interest rate at December 31, 2016 and 2015 was 2.02% and 2.03%, respectively. Interest expense on advances from the FHLBNY was $1.7 million, $1.6 million and $1.3 million for the years ended December 31, 2016, 2015 and 2014, respectively, and is included in interest on funds borrowed on the consolidated statements of operations.

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK (Continued)

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2016 were as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2016	—
2017	—
2018	416
2019	25,000
2020	15,000
Thereafter	45,000
Total	$85,416